Leases - Summary of Future Aggregate Undiscounted Non-cancellable Lease Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Lease liabilities	$ 329	$ 354
Lease liabilities included in the consolidated statement of financial position
Current	83	69
Non-current	223	253
Within 1 year [Member]
Statement [Line Items]
Lease liabilities	92	80
Between 1 and 2 years [Member]
Statement [Line Items]
Lease liabilities	76	75
Between 2 and 3 years [Member]
Statement [Line Items]
Lease liabilities	49	60
Between 3 and 4 years [Member]
Statement [Line Items]
Lease liabilities	39	41
Between 4 and 5 years [Member]
Statement [Line Items]
Lease liabilities	29	34
Later than 5 years [Member]
Statement [Line Items]
Lease liabilities	$ 44	$ 64